Income Taxes	12 Months Ended
Dec. 31, 2018
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Income Taxes

12 – Income Taxes

The income tax expense differs from the amount that would result from applying the federal and provincial income tax rate to the net income before income taxes.

These differences result from the following items:

In $000s	Year Ended December 31, 2018	Year Ended December 31, 2017
Income before income taxes	$8,704	$14,614
Canadian federal and provincial income tax rates	27%	26%

Income tax expense based on the above rates	$2,350	$3,800
Increase (decrease) due to:
Non-deductible expenses and permanent differences	$1,053	$989
Change in unrecognized temporary differences	0	1,146
Non-taxable portion of capital gain or loss	(4)	(1,801)
Change in future substantively enacted tax rate	(401)	(84)
Change in valuation allowance and other	(166)	27

Income tax expense	$2,832	$4,077

The deferred tax assets and liabilities are shown below:

In $000s	As at December 31, 2018	As at December 31, 2017
Deferred Income Tax Assets
Non-capital losses	$29,391	$30,027
Share issue costs and other	1,882	1,966
Mineral, royalty and other interests	(22,235)	(18,412)

Total deferred income tax assets	$9,038	$13,581

Deferred Income Tax Liabilities
Mineral, royalty and other interests	$(510)	$(2,807)

Total deferred income tax liabilities	$(510)	$(2,807)

Total deferred income tax asset, net	$8,528	$10,774

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset. Non-capital losses have been recognized as a deferred income tax asset to the extent there will be future taxable income against which the Company can utilize the benefit prior to their expiration. The Company recognized deferred tax assets in respect of tax losses as at December 31, 2018 of $108.9 million (2017: $111.2 million) as it is probable that there will be future taxable profits to recover the deferred tax assets.

Movement in net deferred income taxes:

In $000s	Year Ended December 31, 2018	Year Ended December 31, 2017
Balance, beginning of the year	$10,774	$13,646
Recognized in net income (loss) for the year	(1,542)	(3,209)
Recognized in equity	0	2
Recognized in other comprehensive income (loss) for the year	(704)	335

Balance, end of year	$8,528	$10,774

The Company has deductible unused tax losses, for which a deferred tax asset has been recognized, expiring as follows:

In $000s	Location	Amount	Expiration
Non-capital loss carry-forwards	Canada	$108,857	2030 - 2036

The aggregate amount of deductible temporary differences associated with capital losses and other items, for which deferred income tax assets have not been recognized as at December 31, 2018 are $34.2 million (2017: $34.3 million). No deferred tax asset is recognized in respect of these items because it is not probable that future taxable capital gains or taxable income will be available against which the Company can utilize the benefit.